Borrowings - Additional Information (Detail) - RUB (₽) ₽ in Millions		2 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2020	Nov. 30, 2020	Apr. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Borrowings [abstract]
Proceeds from convertible loan agreements			₽ 6,196	₽ 3,594
Number of shares issued for convertible loan		15,086,709		8,397,474
Proceeds from borrowings	₽ 6,000			₽ 8,711	₽ 413